Segment Information (Segment Operating Information by Segment) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sohu [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	$ 23.4	$ 26.4	$ 50.7
Changyou [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	$ 12.6	$ 13.5	$ 16.4